Long-term debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt1 [Abstract]
Long-term debt	Long-term debt

	2022	2021
	$	$
Equipment loans/finance lease obligations:
Fekola equipment loan facilities (net of unamortized transaction costs)	23,102	42,408
Masbate equipment loan facility (net of unamortized transaction costs)	872	3,865
Lease liabilities	33,254	28,861
	57,228	75,134

Less: current portion	(15,519)	(25,408)
	41,709	49,726

The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$

Balance at December 31, 2020	—	78,515	31,507	110,022
Lease liabilities incurred	—	—	398	398
Debt repayments	—	(28,797)	(3,889)	(32,686)
Foreign exchange gains	—	(4,145)	(295)	(4,440)
Deferred transaction costs incurred	5,769	—	—	5,769
Reclass of deferred financing costs to other assets (Note 9)	(5,769)	—	—	(5,769)
Non-cash interest and financing expense	—	700	1,140	1,840
Balance at December 31, 2021	—	46,273	28,861	75,134

Lease liabilities incurred	—	—	11,882	11,882
Debt repayments	—	(19,802)	(6,616)	(26,418)
Foreign exchange gains	—	(2,716)	(2,218)	(4,934)
Non-cash interest and financing expense	—	219	1,345	1,564
Balance at December 31, 2022	—	23,974	33,254	57,228

Less: current portion	—	(10,614)	(4,905)	(15,519)
	—	13,360	28,349	41,709
Revolving credit facility

On December 16, 2021, the Company entered into a revised revolving credit facility ("RCF") agreement with its existing syndicate of banks. The maximum available for drawdown under the facility remains at $600 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million.

The RCF bears interest on a sliding scale of between LIBOR plus 2.00% to 2.50% based on the Company’s consolidated net leverage ratio. Commitment fees for the undrawn portion of the facility are also on a sliding scale basis of between 0.450% and 0.563%. The term of the RCF is four years, maturing on December 16, 2025. Transaction costs on the RCF of $9 million are being amortized over the remainder of the facility term.

The RCF provides for the transition from LIBOR to a new benchmark rate prior to its replacement effective July 1, 2023. The new benchmark rate is based the Secured Overnight Financing Rate (“SOFR”) plus a term credit spread adjustment in addition to the existing sliding scale premium of between 2.00% to 2.50%.

The Company has provided security on the RCF in the form of a general security interest over the Company’s assets and pledges creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the RCF, the Company must also maintain certain ratios for leverage and interest coverage. As at December 31, 2022, the Company was in compliance with these debt covenants.

At December 31, 2022, the Company had drawn $nil on the RCF with the entire facility of $600 million remaining available for future draw downs.

Fekola equipment loan facilities

During 2016, the Company entered into a Euro 71 million term equipment facility (the "first equipment facility") with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Company's Fekola Mine in Mali and was fully utilized.

The Company is required to maintain a deposit in a debt service reserve account (“DSRA”) equal at all times to the total of the principal, interest and other payments that become payable over the next six months. At December 31, 2022, the balance in the DSRA account was Euro 3 million ($3 million equivalent). At December 31, 2021, the balance in the DSRA account was Euro 8 million ($9 million equivalent). During the year ended December 31, 2022, Euro 5 million ($5 million equivalent) was released from the DSRA due to the full repayment of some loans advanced under the facility.

Each equipment loan under the first equipment facility is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 5.10%. The Company and the Company’s subsidiary, Mali Mining Investments Limited, have guaranteed the first equipment facility and security is given over the equipment of the Borrower which has been financed by the first equipment facility, related warranty and insurance, and over the DSRA.

On September 29, 2020, the Company entered into a second term equipment facility (the "second equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $40 million. The second equipment facility is available to the Company’s majority-owned subsidiary, Fekola SA (the “Borrower”) to finance or refinance up to 75% of the cost of the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. The second equipment facility is available from the date of the agreement and ends on the earlier of the day when the new equipment facility is fully drawn and 12 months from date of the agreement. On October 26, 2020, the Borrower drew down the entire amount under the new equipment facility for proceeds of Euro 36 million.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 4.25%. The Company and its wholly-owned subsidiary, Mali Mining Investments Limited, have guaranteed the second equipment facility and security is given over the equipment of the Borrower which has been financed by the second equipment facility, related warranty and insurance. There is no requirement to maintain a DSRA for the second equipment facility.
Masbate equipment loan facility

On June 1, 2017, the Company entered into an $18 million term equipment facility with Caterpillar Financial Services Philippines Inc. The aggregate principal amount was available to the Company’s Philippines subsidiaries to finance or refinance the mining fleet and other mining equipment at the Company's Masbate Mine and was fully utilized.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to LIBOR plus a margin of 3.85%. The Company has guaranteed the equipment facilities and security is given over the equipment of the Borrower which has been financed by the equipment facility.

Lease liabilities

For the year ended December 31, 2022, the Company recognized depreciation expense of $5 million (2021 - $4 million) on right-of-use assets recognized under IFRS 16, Leases in the Consolidated Statement of Operations and made payments on these leases of $7 million (2021 - $4 million).

Subsequent to December 31, 2022, on January 4, 2023, the Company de-recognized lease assets (and the associated liabilities) of $5 million upon early termination of a lease agreement for an office in Vancouver.

The expected timing of undiscounted lease payments at December 31, 2022 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	5,297
One to five years	16,344
More than five years	19,228
40,869

For the year ended December 31, 2022, payments totalling $7 million (2021 - $2 million) relating to short-term leases (those with a term of 12 months or less) and $13 million (2021 - $7 million) relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations.

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2022:

	2023	2024	2025	2026	2027	Total
	$	$	$	$	$	$

Fekola equipment loan facilities:
Principal	9,643	7,788	5,987	—	—	23,418
Interest (estimated)	993	548	148	—	—	1,689

Masbate equipment loan facility:
Principal	872	—	—	—	—	872
Interest (estimated)	28	—	—	—	—	28

Lease liabilities
Principal	4,022	3,238	2,638	1,981	2,078	13,957
	15,558	11,574	8,773	1,981	2,078	39,964